Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 40,741	[1],[2]	$ 43,230	[2],[3]	$ 45,944	[3]
Change in accumulated other comprehensive income (loss)	1,073		(3,753)		(1,228)
Ending balance	40,924	[1]	40,741	[1],[2]	43,230	[2],[3]
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,114)		(1,524)		(1,146)
Change in accumulated other comprehensive income (loss)	272		(590)		(378)
Ending balance	(1,842)		(2,114)		(1,524)
Accumulated defined benefits adjustment | Pensions
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,256)		(1,016)		(1,299)
Change in accumulated other comprehensive income (loss)	(87)		(240)		283
Ending balance	(1,343)		(1,256)		(1,016)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(41)		(31)		(55)
Change in accumulated other comprehensive income (loss)	1		(10)		24
Ending balance	(40)		(41)		(31)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,550)		357		1,508
Change in accumulated other comprehensive income (loss)	881		(2,907)		(1,151)
Ending balance	(1,669)		(2,550)		357
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5)		1		7
Change in accumulated other comprehensive income (loss)	6		(6)		(6)
Ending balance	1		(5)		1
Total accumulated other comprehensive (loss) income, net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5,966)		(2,213)		(985)
Change in accumulated other comprehensive income (loss)	1,073		(3,753)		(1,228)
Ending balance	$ (4,893)		$ (5,966)		$ (2,213)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,896 million at Dec. 31, 2022 and $36,531 million at Dec. 31, 2023.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.